UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3456

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	08/31/04

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FORM N-Q

Item 1.	Schedule of Investments.

General Government Securities Money Market Fund
Statement of Investments
August 31, 2004 (Unaudited)
	Annualized
	Yield on
	Date of		Principal
U.S. Government Agencies-107.7%	Purchase (%)		Amount ($)	Value ($)

Federal Farm Credit Bank, Consolidated
Systemwide Floating Rate Notes
11/23/2005	1.56	a	110,000,000	110,007,364
Federal Farm Credit Bank, Consolidated
Systemwide Notes
12/15/2004	1.27		30,000,000	30,219,632
Federal Home Loan Banks,
Discount Notes
9/1/2004	1.47		225,000,000	225,000,000
9/10/2004	1.39		10,017,000	10,013,519
9/24/2004	1.52		100,000,000	99,902,889
10/6/2004	1.53		45,472,000	45,404,361
10/13/2004	1.54		50,000,000	49,910,167
Federal Home Loan Banks, Floating Rate Notes
12/2/2004	1.52	a	100,000,000	100,002,681
Federal Home Loan Banks, Notes
3/11/2005	1.42		75,000,000	75,000,000
4/29/2005	1.32		50,000,000	50,000,000
Federal Home Loan Mortgage Corporation,
Discount Notes
9/21/2004	1.44		50,000,000	49,960,278
12/20/2004	1.63		94,500,000	94,032,225
Federal National Mortgage Association,
Discount Notes
2/9/2005	1.83		50,000,000	49,595,264
Federal National Mortgage Association,
Floating Rate Notes
10/7/2004	1.53	a	100,000,000	99,997,041
1/10/2005	1.53	a	100,000,000	99,982,058
3/10/2005	1.53	a	50,000,000	50,000,000
Federal National Mortgage Association,
Notes
9/15/2004	1.21		41,940,000	41,975,564
4/19/2005	1.27		50,000,000	50,000,000
Total U.S. Government Agencies
(cost $1,331,003,043)				1,331,003,043

Repurchase Agreements-0.3%

Goldman, Sachs & Co
dated 8/31/2004 due 9/1/2004 in amount
of $4,000,150 (fully collateralized by
$4,080,000 U.S. Treasury Notes,
2% due 8/31/2005, value $4,081,909)	1.35		4,000,000	4,000,000

Total Investments (cost $ 1,335,003,043)			108.0%	1,335,003,043
Liabilities, Less Cash and Receivables			(8.0%)	(98,677,529)
Net Assets			100.0%	1,236,325,514

a Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

GENERAL TREASURY PRIME MONEY MARKET
STATEMENT OF INVESTMENTS
AUGUST 31, 2004 (Unaudited)

Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills - 128.4%	Purchase (%)	Amount ($)	Value ($)

9/2/2004	1.17	9,219,000	9,218,701
9/16/2004	1.30	2,200,000	2,198,808
9/23/2004	1.40	1,370,000	1,368,836
9/30/2004	1.42	6,000,000	5,993,373
10/7/2004	1.34	357,000	356,522
10/14/2004	1.05	5,000,000	4,993,789
10/28/2004	1.38	680,000	678,514
11/4/2004	1.44	3,000,000	2,992,440
11/18/2004	1.52	219,000	218,285
12/23/2004	1.54	9,000,000	8,956,778
2/10/2005	1.70	2,400,000	2,381,747
Total U.S. Treasury Bills
(cost $39,357,793)			39,357,793

Total Investments (cost $39,357,793)		128.4%	39,357,793
Liabilities, Less Cash and Receivables		(28.4%)	(8,707,647)
Net Assets		100.0%	30,650,146

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 14, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 14, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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